Discontinued Operations, Restricted Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations [Member] | Insurance Segment [Member]
Restricted Assets [Abstract]
Deposits with U.S. Regulatory Authorities	$ 2.8	$ 2.8